Stockholders' Deficit (Tables)	9 Months Ended
Mar. 31, 2023
Stockholders
Schedule of common stock reserved for future issuance
As of March 31, 2023
Warrants to purchase common stock	18,815,453
Common stock options and RSUs	14,390,934
Equity awards available for future grants	4,617,400
Earnout shares	14,639,187
52,462,974